3. Inventories	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
	June 30, 2012	December 31, 2011
Antimony Metal	11,760	152,026
Antimony Oxide	186,210	180,404
Antimony Ore	784,876	644,113
Total antimony	982,846	976,543
Zeolite	94,425	90,270
	$1,077,271	$1,066,813